OPERATING LEASES - Schedule of Operating Lease, Right of Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Right Of Use Assets [Roll Forward]
Operating lease, right-of-use asset, beginning balance	$ 19,965	$ 22,739
Additions and modification	12,565	3,469
Amortization	(6,548)	(6,243)
Modification	(10,336)
Operating lease, right-of-use asset, beginning balance	15,646	19,965
SFL
Schedule Of Right Of Use Assets [Roll Forward]
Operating lease, right-of-use asset, beginning balance	12,181	14,001
Additions and modification	0	0
Amortization	(1,820)	(1,820)
Modification	0
Operating lease, right-of-use asset, beginning balance	10,361	12,181
Golden Hawk Lease
Schedule Of Right Of Use Assets [Roll Forward]
Operating lease, right-of-use asset, beginning balance	3,381	1,154
Additions and modification	3,081	3,240
Amortization	(2,698)	(1,013)
Modification	0
Operating lease, right-of-use asset, beginning balance	3,764	3,381
Admiral Schmidt and Vitus Bering Leases
Schedule Of Right Of Use Assets [Roll Forward]
Operating lease, right-of-use asset, beginning balance	2,308	5,361
Additions and modification	9,484	0
Amortization	(1,456)	(3,053)
Modification	(10,336)
Operating lease, right-of-use asset, beginning balance	0	2,308
Office Leases
Schedule Of Right Of Use Assets [Roll Forward]
Operating lease, right-of-use asset, beginning balance	2,095	2,223
Additions and modification	0	229
Amortization	(574)	(357)
Modification	0
Operating lease, right-of-use asset, beginning balance	$ 1,521	$ 2,095